Trade and Other Payables (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017
Trade payables	$ 13,915,317	$ 10,203,538
Accruals	320,809	271,535
Other tax payables	1,269,422	1,336,007
Other payables	1,422,270	1,320,136
Accounts Payable and Accrued Liabilities, Current, Total	$ 16,927,818	$ 13,131,216